Average Annual Total Returns - Victory THB US Small Opportunities Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class I 1 Year	Class I 5 Years	Class I Life of Class		Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions Life of Class		Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell Microcap Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Microcap Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Microcap Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	28.27%	14.32%	11.64%	[1]	28.81%	14.84%	12.13%	[1]	28.81%	13.84%	11.24%	[1]	17.05%	11.63%	9.68%	[1]	20.96%	11.89%	11.56%	[1]

[1]	Inception date of the Predecessor Fund is March 30, 2012